Segment Information (table) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Net Sales	$ 1,245,681	$ 1,275,360	$ 1,286,350
Operating Income	29,121	88,549	20,354
Interest Expense, Net	9,672	8,044	6,862
Income Taxes Expense (Benefit)	7,414	25,999	4,221
Total Assets	946,019	895,327	806,448
Additions to Property, Plant and Equipment	32,512	9,966	23,734
Depreciation & Amortization	24,824	21,737	21,834
Fruit And Vegetable [Member]
Segment Reporting Information [Line Items]
Net Sales	1,210,170	1,239,179	1,246,115
Operating Income	26,543	87,120	18,865
Interest Expense, Net	9,518	7,923	6,778
Income Taxes Expense (Benefit)	6,475	25,551	3,775
Total Assets	940,300	888,968	798,640
Additions to Property, Plant and Equipment	30,969	9,232	22,177
Depreciation & Amortization	23,525	20,438	20,445
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	12,430	12,336	11,667
Operating Income	945	1,164	779
Interest Expense, Net	17	18	12
Income Taxes Expense (Benefit)	355	372	225
Total Assets	2,833	2,697	3,235
Additions to Property, Plant and Equipment	225	52	157
Depreciation & Amortization	346	351	367
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	23,081	23,845	28,568
Operating Income	1,633	265	710
Interest Expense, Net	137	103	72
Income Taxes Expense (Benefit)	584	76	221
Total Assets	2,886	3,662	4,573
Additions to Property, Plant and Equipment	1,318	682	1,400
Depreciation & Amortization	$ 953	$ 948	$ 1,022